Schedule Condensed Balance Sheet (Detail) - Successor - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Oct. 03, 2016	Oct. 02, 2016
Current assets:
Cash and cash equivalents	$ 1,054	$ 843	$ 801	$ 801
Restricted cash	61	95	143
Other current assets		75	67
Total current assets	2,440	2,473	2,350
Accumulated deferred income taxes	913	1,122
Other noncurrent assets	183	239	247
Total assets	15,000	15,167	15,161
Current liabilities:
Accrued taxes	55	31	24
Other current liabilities	336	387	418
Total current liabilities	1,119	1,504	1,313
Tax Receivable Agreement obligation	476	596	574
Total liabilities	8,065	8,570	7,420
Total liabilities and equity	$ 15,000	15,167	$ 15,161
Parent Company [Member]
Current assets:
Cash and cash equivalents		26		$ 20
Restricted cash		90
Other current assets		3
Total current assets		119
Equity investments in consolidated subsidiaries		6,067
Accumulated deferred income taxes		1,122
Other noncurrent assets		7
Total assets		7,315
Current liabilities:
Accrued taxes		31
Other current liabilities		91
Total current liabilities		122
Tax Receivable Agreement obligation		596
Total liabilities		718
Total shareholders' equity		6,597
Total liabilities and equity		$ 7,315